Condensed Consolidated Statement of Changes in Equity (Unaudited) - GBP (£) £ in Millions	Total	Share capital	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings
Beginning balance at Dec. 31, 2023	£ 14,966	£ 7,060	£ 2,196	£ (5)	£ (334)	£ 2	£ 6,047
Profit after tax attributable to equity holders of the parent	597						597
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	7			7
- Cash flow hedges	(248)				(248)
- Pension remeasurement	(114)						(114)
- Own credit adjustment	(8)						(8)
Total other comprehensive income/(expense) net of tax	(363)			7	(248)		(122)
Total comprehensive income/(expense)	234			7	(248)		475
Issue of other equity instruments	400		400
Repurchase of other equity instruments	(500)		(496)				(4)
Other	(1)						(1)
Dividends on ordinary shares	(556)						(556)
Dividends on other equity instruments	(72)						(72)
Ending balance at Jun. 30, 2024	14,471	7,060	2,100	2	(582)	2	5,889
Beginning balance at Dec. 31, 2024	14,093	7,060	2,100	(16)	(311)	2	5,258
Profit after tax attributable to equity holders of the parent	568						568
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	6			6
- Cash flow hedges	463				463
- Pension remeasurement	1						1
- Own credit adjustment	3						3
Total other comprehensive income/(expense) net of tax	473			6	463		4
Total comprehensive income/(expense)	1,041			6	463		572
Issue of other equity instruments	500		500
Repurchase of other equity instruments	(500)		(500)				0
Dividends on other equity instruments	(72)						(72)
Ending balance at Jun. 30, 2025	£ 15,062	£ 7,060	£ 2,100	£ (10)	£ 152	£ 2	£ 5,758